Annual Total Returns - Templeton Global Bond VIP Fund [BarChart] - FTVIP Class 4-57 - Templeton Global Bond VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	14.28%
Annual Return 2011	(0.96%)
Annual Return 2012	14.97%
Annual Return 2013	1.54%
Annual Return 2014	1.69%
Annual Return 2015	(4.39%)
Annual Return 2016	2.87%
Annual Return 2017	1.76%
Annual Return 2018	1.84%
Annual Return 2019	1.48%